Employee Benefits - Summary of Details of Major Plan Assets into Various Categories (Details) - Benefit Obligations - Pension	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Equity	34.00%	34.00%
Bonds	32.00%	32.00%
Real Estate/Property	26.00%	26.00%
Cash and Cash Equivalents	1.00%	1.00%
Other	7.00%	7.00%